Share-based payment obligations (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payment obligation
Schedule of total charge to the profit or loss

	2023	2022	2021
	$’000	$’000	$’000

Expense under equity settled classification from date of amendment	13,370	13,265	11,780
	13,370	13,265	11,780

Schedule of movements in the number of share options outstanding

	2023
	Incentive	Incentive	Incentive	Incentive	Omnibus
	plan 1	plan 2	plan 2B	plan 3	plan
	000’s	000’s	000’s	000’s	000’s

Authorized	634	2,560	768	10	4,750

Issued
At January 1	634	2,560	768	10	2,618
Issued	—	—	—	—	2,132
Forfeited	(317)	(1,280)	(384)	(5)	(127)
Exercised during the period	(317)	(1,280)	(384)	(5)	(493)
At December 31	—	—	—	—	4,130

	2022
	Incentive	Incentive	Incentive	Incentive	Omnibus
	plan 1	plan 2	plan 2B	plan 3	plan
	000’s	000’s	000’s	000’s	000’s

Authorized	1,267	5,120	1,537	19	2,943

Issued
At January 1	1,267	5,120	1,537	19	—
Issued	—	—	—	—	2,943
Forfeited	—	—	—	—	(86)
Exercised during the period	(633)	(2,560)	(769)	(9)	(239)
At December 31	634	2,560	768	10	2,618

Schedule of weightedaverage remaining contractual life

	2023		2022
	Weighted	Number of	Weighted	Number of
	average	options in force	average	options in force
Year of	remaining	at year end	remaining	at year end
grant	contractual life*		contractual life*

2014	—	—	0.33	519,763
2015	—	—	0.33	2,538,812
2017	—	—	0.33	842,658
2018	—	—	0.33	17,869
2020	—	—	0.33	25,605
2021	—	—	0.33	26,553
2022	1.02	2,041,836	1.72	2,617,876
2023	1.96	2,088,008	—	—
		4,129,844		6,589,136

*The contractual remaining life has been determined using vesting dates as all options are expected to be exercised on vesting date.